SCHEDULE OF WARRANT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Beginning of financial year, Number of Warrants | shares	72,371	72,371
Beginning of financial year, Amount | $		$ 146,613
Beginning of financial year, Weighted Average Exercise Price
Fair value at inception date, Number of Warrants | shares			120,618
Fair value at inception date, Amount | $			$ 112,214
Fair value at inception date, Weighted Average Exercise Price			$ 4.00
Fair value changes to profit or loss, Number of Warrants | shares
Fair value changes to profit or loss, Amount | $		$ (138,292)	$ 111,631
Fair value changes to profit or loss, Weighted Average Exercise Price
Cashless exercise of warrants,Number of Warrants | shares			(48,247)
Cashless exercise of warrants classified under warrant reserve, Amount | $			$ (73,930)
Currency realignment, Number of Warrants | shares
Currency realignment, Amount | $		$ 3,624	$ (3,302)
Fair value changes to profit or loss, Weighted Average Exercise Price
End of financial year, Number of Warrants | shares	72,371	72,371	72,371
End of financial year, Amount	$ 8,743	$ 11,945	$ 146,613
End of financial year, Weighted Average Exercise Price
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fair value changes to profit or loss, Weighted Average Exercise Price | $ / shares			5.11
Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value changes to profit or loss, Weighted Average Exercise Price | $ / shares			$ 5.22